Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (8,776,469)	$ (3,854,152)	$ (16,738,729)	$ (31,019,725)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	4,003,835		277,045	(766,417)
Amortization of debt discount	64,192		101,012
Bad debt expense (recovery)				(79,414)
Depreciation and amortization	1,824,465	1,686,182	6,767,741	6,711,398
Subsidiary loss during consolidation period				1,838,739
Impairment of investment in ESA		600,000	600,000	9,683,158
Impairment of deferred production costs			330,340	768,459
Impairment of intangibles				236,833
Write-off of capitalized software costs				648,563
Deferred rent	130,087	(87,130)	189,972	294,440
Accrued interest on notes payable to Former Parent				1,843,659
Changes in operating assets and liabilities:
Accounts receivable	52,413	(426,506)	(685,977)	(902,614)
Deposits			(79,500)	19,397
Deferred production costs	(546,347)	(863,892)	(2,233,978)	(4,808,424)
Prepaid expenses and other current assets	287,008	3,059	124,106	(336,555)
Accounts payable	113,428	515,182	(982,153)	(861,632)
Accrued expenses and other current liabilities	38,475	(48,121)	622,715	551,593
Accrued interest on convertible debt	618,748		1,096,117
Deferred revenue	(908,068)	(390,077)	547,616	1,566,989
Total Adjustments	5,678,236	988,697	6,675,056	16,408,172
Net Cash Used In Operating Activities	(3,098,233)	(2,865,455)	(10,063,673)	(14,611,553)
Cash Flows From Investing Activities
Return of Simon investment	(3,650,000)
Net cash acquired in Merger			14,941,683
Investment in TV Azteca	(1,500,000)		(3,500,000)
Lease incentive reimbursements	756,846
Purchases of property and equipment	(225,567)	(452,550)	(2,214,026)	(17,144,397)
Proceeds from licensing software				341,193
Investment in ESA		(1,238,631)	(1,140,745)	(6,230,038)
Purchases of intangible assets	(21,985)	(69,161)	(50,096)	(38,559)
Net Cash Used In Investing Activities	(4,640,706)	(1,760,342)	8,036,816	(23,071,801)
Cash Flows From Financing Activities
Repayments to Former Parent		(136,574)
Proceeds from sale of common stock	5,000,000
Proceeds from convertible debt			3,000,000
Proceeds from convertible debt, related party			1,000,000
Proceeds from notes payable to Former Parent				11,383,207
Due to Former Parent			(346,804)	22,912,205
Net Cash Provided By (Used In) Financing Activities	5,000,000	(136,574)	3,653,196	34,295,412
Effect of Exchange Rate Changes on Cash		(3,861)	(7,062)	249,100
Net Decrease In Cash And Restricted Cash	(2,738,939)	(4,766,232)	1,619,277	(3,138,842)
Cash and restricted cash - Beginning of period	12,090,573	10,471,296	10,471,296	13,610,138
Cash and restricted cash - End of period	9,351,634	5,705,064	12,090,573	10,471,296
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest		$ 55,178		55,178
Non-cash investing and financing activities:
Non-cash investment in ESA			97,886	5,363,706
Due to Former Parent satisfied by issuance of common stock in connection with Merger			18,179,745
Convertible debt and related interest assumed in Merger			10,992,877
Warrants granted to convertible debt holders in connection with Merger			114,804
Contingent consideration for convertible debt holders in connection with Merger			152,590
Effect of restructuring				42,505,325
Leasehold improvements acquired through lease incentives			899,221
Property and equipment acquired through accrued expenses			$ 269,110